UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.
(Exact name of registrant as specified in charter)

918 Deming Way
Madison, Wisconsin 53717
(Address of principal executive offices)--(Zip code)

John W. Thompson
Chief Executive Officer and President
Thompson IM Funds, Inc.
918 Deming Way
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Fredrick G. Lautz, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2014

Date of reporting period: May 31, 2014

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
MAY 31, 2014

THOMPSON
LARGECAP FUND®
(THPGX)

THOMPSON
MIDCAP FUND®
(THPMX)

THOMPSON
BOND FUND®
(THOPX)

THOMPSON IM FUNDS, INC.
SMART INVESTING STARTS HERE

Telephone: 1-800-999-0887
www.thompsonim.com

THOMPSON IM FUNDS, INC.
SEMI-ANNUAL REPORT TO SHAREHOLDERS

NOTE ON FORWARD-LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, investment styles, market sectors, interest rates, economic trends and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current Prospectus, other factors bearing on these reports include the accuracy of the Advisor’s or portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the Advisor or portfolio manager and the ability of the Advisor or portfolio manager to implement its strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of any Fund to differ materially as compared to its benchmarks.

THOMPSON IM FUNDS, INC.
SEMI-ANNUAL REPORT TO SHAREHOLDERS

May 31, 2014

CONTENTS

Page(s)
LARGECAP FUND
Investment review	3-5
Schedule of investments	6-8

MIDCAP FUND
Investment review	9-11
Schedule of investments	12-14

BOND FUND
Investment review	15-18
Schedule of investments	19-30

FUND EXPENSE EXAMPLES	31

FINANCIAL STATEMENTS
Statements of assets and liabilities	32
Statements of operations	33
Statements of changes in net assets	34
Notes to financial statements	35-41
Financial highlights	42-44

ADDITIONAL INFORMATION	45

This report contains information for existing shareholders of Thompson IM Funds, Inc. It does not constitute an offer to sell. This Semi-Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Fund Prospectus, which contains information about the Funds’ objectives and policies, risks, management, expenses and other information.
A Prospectus can be obtained by calling 1-800-999-0887.

Please read your Prospectus carefully.

LARGECAP FUND INVESTMENT REVIEW (Unaudited)
May 31, 2014

Portfolio Managers
       James T. Evans, CFA
       Jason L. Stephens, CFA
       John W. Thompson, CFA

Performance

The LargeCap Fund produced a total return of 6.60% for the six-month period ended May 31, 2014, as compared to its benchmark, the S&P 500 Index, which returned 7.62%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/14
	1 Year	3 Year	5 Year	10 Year
Thompson LargeCap Fund	19.83%	14.14%	17.19%	3.45%
S&P 500 Index	20.45%	15.15%	18.40%	7.77%

Gross Expense Ratio as of 03/31/14 was 1.22%.
Net Expense Ratio after reimbursement as of 03/31/14 was 1.15%.*

*	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the LargeCap Fund through March 31, 2015, so that the annual operating expenses of the Fund do not exceed 1.15% of its average daily net assets.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks. You cannot directly invest in an index.

The S&P 500 Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by Thompson Investment Management, Inc. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”). The Thompson IM Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and none of S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates makes any representation regarding the advisability of investing in such products.

See Notes to Financial Statements.

LARGECAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2014

Management Commentary

The Fund got off to a solid start during the semi-annual period largely thanks to strong individual stock selection, especially in the Technology and Consumer Staples sectors. However, the Fund’s performance lead relative to its benchmark disappeared midway through April. Essentially, the Fund gave up its relative gain and then some during the final 1 ½ months of the period. What drove this shift?

Evidence suggests that two key factors were largely responsible. The first involved individual security selection. A disappointing earnings report from JDS Uniphase sent that Fund holding tumbling in April and May. Conversely, not holding Apple hurt relative performance as the company’s stock appreciated 22.9% from April 15 to May 30. The second factor at play was a broad sector rotation by investors out of cyclical company stocks and into more defensive areas of the market. Our allocation within the Financials sector suffered, as money flowed out of our lending bank holdings and into other asset classes like REITs. Poor Gross Domestic Product growth in the first quarter and weak first quarter earnings reports were significant drivers of this “flight to quality.”

Despite these recent signs of economic weakness, we believe the balance of evidence continues to support our bullish view on the economy and markets, and that this recent rotation to defensive stocks is likely temporary. In spite of disruptions caused by extremely cold temperatures this past winter, corporate earnings and the overall job market still seem to be improving. We expect the economic data will reaccelerate as the climate continues returning to normal. The first anniversary of the implementation of several negative drags on growth, including increases in the payroll tax, sequester-driven cuts in federal spending, and a jump in the top overall marginal tax rate, will also help in the second quarter and beyond as the economy more fully adapts to these negative drags. While external shocks can always disrupt economic growth, we feel confident in our belief that the Fund’s current positioning has the potential to benefit shareholders to the extent stronger economic growth becomes more apparent to all.

Ironically, the cold weather of this past winter demonstrated a bullish signal for the economy in the form of energy prices, which showed a more muted reaction to the temperatures than we otherwise would have expected. If the supply of gas and oil were normal, there likely would have been a larger inventory draw down due to the cold weather, creating upward pressure on energy prices and thus more upside for Energy-sector stocks. The actual muted response of energy prices during the winter convinced us that supply will be strong enough to put a damper on prices for quite some time, suggesting that the overall economy should benefit from having to allocate a smaller portion of its resources to its energy needs. This would help both inflation as well as consumer spending power, but is a negative for energy stocks themselves. Several of the changes we made to the Fund during the semi-annual period were a direct response to this new evidence.

January marked the fifth anniversary of both the current bull market as well as the start of the current portfolio managers’ tenure as a team on the Fund. We are pleased with the past five years and hope that shareholders are too. While the future is always unknown, as a team we feel operationally stronger than ever and are hopeful that the next five years can prove attractive as well.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility. Investments in American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events. Investments in real estate securities may involve greater risk and volatility including greater exposure to economic downturns and changes in real estate values, rents, property taxes, tax, and other laws. A REIT’s share price may decline because of adverse developments affecting the real estate industry.

Please refer to the Schedule of Investments on page 6 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

Earnings Growth is a measure of growth in a company’s net income over a specific period, often one year. It is not a prediction of the Fund’s future returns.

See Notes to Financial Statements.

LARGECAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2014

Sector Weightings at 05/31/14
% of Total Investments

Top 10 Equity Holdings at 05/31/14
Company	Industry	% of Fund’s Net Assets
Microsoft Corp.	Software	3.18%
Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	2.84%
Cisco Systems, Inc.	Communications Equipment	2.31%
Bank of America Corp.	Banks	2.27%
Qualcomm, Inc.	Communications Equipment	2.14%
General Electric Co.	Industrial Conglomerates	2.10%
Google Inc. Class A	Internet Software & Services	2.07%
JPMorgan Chase & Co.	Banks	2.02%
Walgreen Co.	Food & Staples Retailing	2.01%
Citigroup Inc.	Banks	2.01%

As of May 31, 2014, 99.9% of the Fund’s net assets were in equity and short-term investments.

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2014

	Shares	Value
COMMON STOCKS - 99.9%

Consumer Discretionary - 12.0%
Auto Components - 1.6%
Johnson Controls, Inc.	40,600	$1,963,416

Automobiles - 0.8%
Harley-Davidson, Inc.	13,800	983,112

Distributors - 0.5%
LKQ Corp. (a)	24,175	670,615

Household Durables - 1.4%
D.R. Horton, Inc.	32,125	760,720
Jarden Corp. (a)	16,335	924,234
		1,684,954
Leisure Products - 0.5%
Brunswick Corp.	15,350	661,585

Media - 2.5%
The Walt Disney Co.	15,050	1,264,351
Time Warner Inc.	13,725	958,417
Viacom Inc. Class B	10,800	921,564
		3,144,332
Multiline Retail - 2.9%
Kohl’s Corp.	29,685	1,616,051
Target Corp.	35,710	2,026,900
		3,642,951
Specialty Retail - 1.0%
Bed Bath & Beyond Inc. (a)	19,475	1,185,054

Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc.	11,400	967,062

Consumer Staples - 7.4%
Beverages - 1.3%
PepsiCo, Inc.	18,350	1,620,855

Food & Staples Retailing - 4.6%
CVS Caremark Corp.	16,125	1,262,910
Walgreen Co.	34,950	2,513,254
Wal-Mart Stores, Inc.	24,725	1,898,138
		5,674,302
Household Products - 1.5%
The Procter & Gamble Co.	23,325	1,884,427

Energy - 12.1%
Energy Equipment & Services - 2.0%
Helmerich & Payne, Inc.	5,550	610,223
Schlumberger Ltd.	18,594	1,934,520
		2,544,743
Oil, Gas & Consumable Fuels - 10.1%
Apache Corp.	13,900	1,295,758
Chevron Corp.	18,170	2,231,094
Devon Energy Corp.	21,575	1,594,393
EOG Resources, Inc.	12,600	1,333,080
Exxon Mobil Corp.	35,320	3,550,720
Noble Energy, Inc.	18,450	1,329,692
PetroChina Co. Ltd. ADR	11,150	1,325,735
		12,660,472
Financials - 17.5%
Banks - 11.5%
Associated Banc-Corp	74,715	1,287,339
Bank of America Corp.	187,150	2,833,451
CIT Group Inc.	36,875	1,640,200
Citigroup Inc.	52,700	2,506,939
First Horizon National Corp.	109,885	1,259,282
JPMorgan Chase & Co.	45,475	2,527,046
PNC Financial Services Group, Inc.	12,055	1,027,930
SunTrust Banks, Inc.	16,750	641,860
Zions Bancorporation	21,750	621,833
		14,345,880
Capital Markets - 2.3%
Northern Trust Corp.	19,795	1,195,618
State Street Corp.	25,600	1,670,912
		2,866,530
Consumer Finance - 0.5%
Discover Financial Services	11,395	673,786

Diversified Financial Services - 1.2%
MSCI Inc. (a)	35,700	1,540,812

Insurance - 1.0%
Aflac, Inc.	19,710	1,206,843

Real Estate Investment Trusts - 1.0%
DiamondRock Hospitality Co.	50,850	631,557
Host Hotels & Resorts Inc.	28,425	627,340
		1,258,897

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014

	Shares	Value
COMMON STOCKS (continued)

Health Care - 11.6%
Biotechnology - 3.3%
Amgen Inc.	8,490	$984,755
Celgene Corp. (a)	8,400	1,285,452
Exact Sciences Corp. (a)	135,725	1,829,573
		4,099,780
Health Care Equipment & Supplies - 3.9%
Baxter Int’l. Inc.	18,710	1,392,211
Hologic, Inc. (a)	56,725	1,386,359
Medtronic, Inc.	10,965	669,194
ResMed Inc.	14,150	708,349
Zimmer Holdings, Inc.	6,575	686,101
		4,842,214
Health Care Providers & Services - 3.4%
Express Scripts Holding Co. (a)	32,100	2,294,187
McKesson Corp.	10,450	1,981,738
		4,275,925
Pharmaceuticals - 1.0%
Johnson & Johnson	12,260	1,243,900

Industrials - 12.0%
Air Freight & Logistics - 1.1%
FedEx Corp.	9,125	1,315,460

Building Products - 1.6%
Masco Corp.	92,400	1,968,120

Electrical Equipment - 4.1%
ABB Ltd. ADR	84,575	2,007,810
Emerson Electric Co.	23,625	1,576,496
Rockwell Automation, Inc.	12,525	1,516,527
		5,100,833
Industrial Conglomerates - 3.7%
General Electric Co.	97,950	2,624,080
3M Co.	14,095	2,009,242
		4,633,322
Machinery - 1.5%
Illinois Tool Works Inc.	14,275	1,235,501
Ingersoll-Rand PLC	10,075	602,687
		1,838,188
Information Technology - 26.3%
Communications Equipment - 6.4%
Cisco Systems, Inc.	116,935	2,878,940
JDS Uniphase Corp. (a)	226,035	2,479,604
Qualcomm, Inc.	33,230	2,673,353
		8,031,897
Electronic Equipment, Instruments & Components - 1.5%
Corning Inc.	58,000	1,235,400
Maxwell Technologies, Inc. (a)	38,697	671,780
		1,907,180
Internet Software & Services - 2.8%
eBay Inc. (a)	18,570	942,056
Google Inc. Class A (a)	4,530	2,589,574
		3,531,630
IT Services - 1.7%
Alliance Data Systems Corp. (a)	3,525	902,576
Visa Inc. Class A	5,620	1,207,345
		2,109,921
Semiconductors & Semiconductor Equipment - 7.0%
Altera Corp.	36,275	1,201,791
Broadcom Corp. Class A (a)	69,915	2,228,191
Intel Corp.	88,225	2,410,307
Linear Technology Corp.	19,570	903,351
Maxim Integrated Products, Inc.	31,855	1,091,034
NXP Semiconductors N.V. (a)	15,200	943,920
		8,778,594
Software - 4.6%
Microsoft Corp.	97,051	3,973,268
Oracle Corp.	41,000	1,722,820
		5,696,088
Technology Hardware, Storage & Peripherals - 2.3%
EMC Corp.	50,775	1,348,584
Hewlett-Packard Co.	44,500	1,490,750
		2,839,334
Materials - 1.0%
Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold Inc.	37,125	1,264,106

TOTAL COMMON STOCKS (COST $102,370,440)		124,657,120

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014

	Shares	Value
SHORT-TERM INVESTMENTS - 0.0%

Money Market Funds - 0.0%
Fidelity Money Market Portfolio
Class I, 0.048% (b)	853	$853

Total Money Market Funds		853

TOTAL SHORT-TERM
INVESTMENTS (COST $853)		853

TOTAL INVESTMENTS - 99.9%
(COST $102,371,293)		124,657,973

NET OTHER ASSETS AND
LIABILITIES - 0.1%		182,137

NET ASSETS - 100.0%		$124,840,110

(a)	Non-income producing security.
(b)	Represents the 7-day yield at May 31, 2014.

ADR:	American Depositary Receipt
N.V.:	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC:	Public Limited Company

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited)
May 31, 2014

Portfolio Managers
          James T. Evans, CFA
          Jason L. Stephens, CFA
          John W. Thompson, CFA

Performance

The MidCap Fund produced a total return of 6.72% for the six-month period ended May 31, 2014, as compared to its benchmark, the Russell Midcap Index, which returned 8.35%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/14
				Since
				Inception
	1 Year	3 Year	5 Year	(03/31/08)
Thompson MidCap Fund	21.52%	13.15%	20.61%	11.68%
Russell Midcap Index	21.33%	14.04%	21.37%	10.75%

Gross Expense Ratio as of 03/31/14 was 1.63%.
Net Expense Ratio after reimbursement as of 03/31/14 was 1.30%.*

* The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the MidCap Fund through March 31, 2015, so that the annual operating expenses of the Fund do not exceed 1.30% of its average daily net assets.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index based on total market capitalization. You cannot directly invest in an index.

Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2014

Management Commentary

The Fund lagged its benchmark during the semi-annual period because a shift to defensive and interest-rate-sensitive sectors of the market benefited the benchmark more than the Fund. This was due to the Fund’s pro-cyclical positioning and relative underweighting of sectors and industries such as Utilities, Telecommunications, and REITs. While a similar pattern affected large-capitalization stocks during the period, the MidCap Fund and its investment universe were particularly sensitive to the shift. These types of stocks make up a larger percentage of the midcap universe than they do in large-capitalization stocks. Strong issue selection in Technology sector offset the impact of this shift somewhat, but not enough to fully overcome the drag.

We believe that evidence is mounting for a counter to this defensive shift occurring during the second half of the annual period. Most importantly, job growth accelerated at the end of the semi-annual period. The four months ended in May 2014 constituted the longest streak at which the economy added at least 200,000 jobs per month since the year 2000. If such a pace continues, we believe it signals the kind of self-sustaining recovery necessary to both sustain the appreciation in the equity markets and allow the Federal Reserve to safely withdraw its monetary stimulus without risking a recession. Since midcap stocks are much more domestically focused than their large-capitalization peers, if this occurs we expect they could benefit relatively more from such a scenario.

At the same time the job market is improving, the earnings of companies in the Fund’s benchmark were up a double-digit rate in the first quarter, providing robust profit growth.1 The earnings of the Fund’s holdings experienced a similarly strong first quarter. This growth occurred despite the bitter cold weather, and offers hope that with solid labor market growth, earnings growth in the second half of the fiscal year could be as strong or stronger.

As a result of our analysis we are sticking with our pro-cyclical positioning. If we are right, the payoff could come as soon as earnings results “prove” the economy and Corporate America are in better shape than the current rotation implies. The Fund is hopefully positioned to benefit if we are right.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Midcap companies tend to have more limited liquidity and greater volatility than large-capitalization companies. Investments in American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events. Investments in real estate securities may involve greater risk and volatility including greater exposure to economic downturns and changes in real estate values, rents, property taxes, tax, and other laws. A REIT’s share price may decline because of adverse developments affecting the real estate industry.

Please refer to the Schedule of Investments on page 12 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

Earnings Growth is a measure of growth in a company’s net income over a specific period, often one year. It is not a prediction of the fund’s future returns.

____________________

1 Excluding an accounting distortion associated with Liberty Media Corporation that subtracted 9.4% of growth from the entire Russell Midcap Index

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2014

Sector Weightings at 05/31/14
% of Total Investments

Top 10 Equity Holdings at 05/31/14
		% of Fund’s
Company	Industry	Net Assets
Broadcom Corp. Class A	Semiconductors & Semiconductor Equipment	2.24%
CIT Group Inc.	Banks	2.08%
Exact Sciences Corp.	Biotechnology	2.05%
JDS Uniphase Corp.	Communications Equipment	2.02%
First Horizon National Corp.	Banks	1.98%
ResMed Inc.	Health Care Equipment & Supplies	1.93%
MSCI Inc.	Diversified Financial Services	1.81%
Kohl’s Corp.	Multiline Retail	1.78%
Noble Energy, Inc.	Oil, Gas & Consumable Fuels	1.74%
Maxim Integrated Products, Inc.	Semiconductors & Semiconductor Equipment	1.74%

As of May 31, 2014, 99.9% of the Fund’s net assets were in equity and short-term investments.

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2014

	Shares	Value
COMMON STOCKS - 99.8%

Consumer Discretionary - 16.7%
Automobiles - 1.0%
Harley-Davidson, Inc.	5,475	$390,039

Distributors - 1.1%
LKQ Corp. (a)	14,320	397,237

Hotels, Restaurants &
Leisure - 1.5%
Darden Restaurants, Inc.	11,475	575,127

Household Durables - 2.5%
D.R. Horton, Inc.	12,500	296,000
Jarden Corp. (a)	11,487	649,934
		945,934
Leisure Products - 1.1%
Brunswick Corp.	9,200	396,520

Multiline Retail - 2.8%
Kohl’s Corp.	12,435	676,961
Nordstrom, Inc.	5,550	377,733
		1,054,694
Specialty Retail - 3.8%
Bed Bath & Beyond Inc. (a)	10,405	633,144
Chico’s FAS, Inc.	17,575	266,437
Jos. A. Bank Clothiers, Inc. (a)	5,835	378,983
Ulta Salon, Cosmetics &
Fragrance, Inc. (a)	2,075	176,168
		1,454,732
Textiles, Apparel &
Luxury Goods - 2.9%
Coach, Inc.	11,055	450,049
Hanesbrands, Inc.	7,615	645,980
		1,096,029
Consumer Staples - 3.3%
Food & Staples Retailing - 1.3%
The Fresh Market, Inc. (a)	15,925	488,101

Food Producers - 2.0%
Ingredion Inc.	2,775	211,316
McCormick & Co., Inc.	2,043	147,729
The J. M. Smucker Co.	3,787	388,546
		747,591
Energy - 7.1%
Energy Equipment &
Services - 2.6%
Cameron Int’l. Corp. (a)	2,925	187,054
Dresser-Rand Group, Inc. (a)	4,720	288,864
FMC Technologies, Inc. (a)	3,400	197,404
Helmerich & Payne, Inc.	2,695	296,315
		969,637
Oil, Gas & Consumable
Fuels - 4.5%
Cameco Corp.	8,950	179,000
Denbury Resources Inc.	5,210	87,997
Goodrich Petroleum Corp. (a)	10,300	298,700
Murphy Oil Corp.	4,576	282,202
Noble Energy, Inc.	9,175	661,242
Oasis Petroleum Inc. (a)	3,950	195,525
		1,704,666
Financials - 20.9%
Banks - 8.3%
Associated Banc-Corp	38,005	654,826
CIT Group Inc.	17,705	787,518
First Horizon National Corp.	65,420	749,713
Regions Financial Corp.	18,460	188,107
SunTrust Banks, Inc.	9,820	376,302
Zions Bancorporation	13,135	375,530
		3,131,996
Capital Markets - 2.6%
Eaton Vance Corp.	10,245	380,602
Northern Trust Corp.	10,280	620,912
		1,001,514
Consumer Finance - 1.3%
Discover Financial Services	8,229	486,581

Diversified Financial
Services - 1.8%
MSCI Inc. (a)	15,910	686,676

Insurance - 1.7%
Cincinnati Financial Corp.	5,815	285,051
Unum Group	10,705	363,007
		648,058
Real Estate Investment
Trusts - 4.2%
Annaly Capital Management Inc.	36,675	432,398
DiamondRock Hospitality Co.	31,475	390,919
Host Hotels & Resorts Inc.	18,135	400,239
LaSalle Hotel Properties	11,320	373,447
		1,597,003

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014

	Shares	Value
COMMON STOCKS (continued)

Financials (continued)
Thrifts & Mortgage
Finance - 1.0%
Flagstar Bancorp, Inc. (a)	22,350	$380,174

Health Care - 15.2%
Biotechnology - 2.7%
Exact Sciences Corp. (a)	57,750	778,470
Myriad Genetics, Inc. (a)	7,625	252,845
		1,031,315
Health Care Equipment &
Supplies - 5.4%
Hologic, Inc. (a)	20,025	489,411
Masimo Corp. (a)	5,750	141,680
Natus Medical Inc. (a)	10,575	260,674
ResMed Inc.	14,596	730,676
Zimmer Holdings, Inc.	4,025	420,009
		2,042,450
Health Care Providers &
Services - 5.1%
Catamaran Corp. (a)	11,100	485,736
Hanger, Inc. (a)	18,200	552,916
Henry Schein, Inc. (a)	2,244	268,495
McKesson Corp.	1,540	292,046
Patterson Cos., Inc.	8,380	328,161
		1,927,354
Health Care Technology - 1.6%
MedAssets Inc. (a)	26,565	622,152

Life Sciences Tools &
Services - 0.4%
Illumina, Inc. (a)	1,010	159,833

Industrials - 12.3%
Air Freight & Logistics - 1.1%
Expeditors Int’l. of
Washington, Inc.	9,500	432,345

Building Products - 2.3%
Masco Corp.	27,775	591,607
USG Corp. (a)	9,425	282,562
		874,169
Commercial Services &
Supplies - 0.8%
Cintas Corp.	4,670	290,100

Electrical Equipment - 2.7%
Regal-Beloit Corp.	6,355	485,077
Rockwell Automation, Inc.	4,400	532,752
		1,017,829
Machinery - 4.6%
Allison Transmission Holdings, Inc.	12,075	373,963
Ingersoll-Rand PLC	9,750	583,245
Mueller Water Products, Inc.
Class A	21,850	184,196
SPX Corp.	5,700	596,448
		1,737,852
Trading Companies &
Distributors - 0.8%
W.W. Grainger, Inc.	1,088	281,107

Information Technology - 18.6%
Communications Equipment - 2.0%
JDS Uniphase Corp. (a)	69,756	765,223

Electronic Equipment,
Instruments &
Components - 1.9%
InvenSense Inc. (a)	15,000	289,500
Maxwell Technologies, Inc. (a)	25,122	436,118
		725,618
Internet Software &
Services - 1.5%
Liquidity Services, Inc. (a)	37,500	576,750

IT Services - 2.0%
Alliance Data Systems Corp. (a)	1,875	480,094
Fiserv, Inc. (a)	4,819	289,670
		769,764
Semiconductors &
Semiconductor
Equipment - 8.6%
Altera Corp.	11,550	382,651
Broadcom Corp. Class A (a)	26,630	848,698
Cavium Inc. (a)	13,025	637,964
Linear Technology Corp.	7,665	353,816
Maxim Integrated Products, Inc.	19,241	659,004
NXP Semiconductors N.V. (a)	6,125	380,363
		3,262,496
Software - 1.2%
Electronic Arts Inc. (a)	5,390	189,351
Take-Two Interactive Software, Inc. (a)	13,535	279,227
		468,578
Technology Hardware,
Storage & Peripherals - 1.4%
Silicon Graphics Int’l. Corp (a)	21,275	187,858
Stratasys Ltd. (a)	1,850	172,087
3D Systems Corp. (a)	3,450	174,743
		534,688

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014

	Shares	Value
COMMON STOCKS (continued)

Materials - 4.0%
Chemicals - 2.9%
Ecolab Inc.	4,956	$541,146
Int’l. Flavors & Fragrances Inc.	5,760	571,738
		1,112,884
Metals & Mining - 1.1%
Lundin Mining Corp. (a)	41,600	216,778
Stillwater Mining Co. (a)	12,825	215,588
		432,366
Utilities - 1.7%
Electric Utilities - 0.5%
Pepco Holdings, Inc.	6,413	177,640

Multi-Utilities - 1.2%
MDU Resources Group, Inc.	5,200	176,176
SCANA Corp.	5,425	282,100
		458,276

TOTAL COMMON STOCKS
(COST $31,196,897)		37,853,098

SHORT-TERM INVESTMENTS - 0.1%

Money Market Funds - 0.1%
Fidelity Money Market Portfolio
Class I, 0.048% (b)	35,088	35,088

Total Money Market Funds		35,088

TOTAL SHORT-TERM
INVESTMENTS (COST $35,088)		35,088

TOTAL INVESTMENTS - 99.9%
(COST $31,231,985)		37,888,186

NET OTHER ASSETS AND
LIABILITIES - 0.1%		45,149

NET ASSETS - 100.0%		$37,933,335

(a)	Non-income producing security.
(b)	Represents the 7-day yield at May 31, 2014.

N.V.:	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC:	Public Limited Company

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited)
May 31, 2014

Portfolio Managers
          James T. Evans, CFA
          Jason L. Stephens, CFA
          John W. Thompson, CFA

Performance

The Bond Fund produced a total return of 3.07% for the six-month period ended May 31, 2014, as compared to its benchmark, the Barclays U.S. Government/Credit 1-5 Year Index, which returned 0.73%, and as compared to the Barclays U.S. Credit 1-5 Year Index, which returned 1.39%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/14
	1 Year	3 Year	5 Year	10 Year
Thompson Bond Fund	4.14%	4.84%	7.84%	5.98%
Barclays U.S. Gov’t./Credit 1-5 Year Index	1.35%	1.66%	2.73%	3.54%
Barclays U.S. Credit 1-5 Year Index	2.46%	2.93%	4.80%	4.34%

Gross Expense Ratio as of 03/31/14 was 0.74%.	30-Day SEC Yield as of 05/31/14 was 2.49%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may have been in effect. In the absence of such waivers, total return would have been reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The Barclays U.S. Government/Credit 1-5 Year Index is a market-value-weighted index of all investment-grade bonds with maturities of more than one year and less than 5 years. The Barclays U.S. Credit 1-5 Year Index is a market-value-weighted index which includes virtually every major investment-grade rated corporate bond with 1-5 years remaining until maturity that serves as a supplementary benchmark. You cannot directly invest in an index.

Barclays® is a trademark of Barclays Bank PLC.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2014

Management Commentary

The terrific relative performance during the first half of the Fund’s fiscal year was primarily driven by a narrowing of credit spreads across multiple maturities. Average 10-year corporate bond spreads at the BBB rated quality level, which is the average credit rating of bonds in the Fund, narrowed by 42 basis points. Despite a modest increase in interest rates, this narrowing of credit spreads caused bond prices to generally appreciate during the quarter, helping the Fund’s performance. This factor combined with the more typical contribution of coupons earned from simply holding higher-yielding corporate bonds to work in shareholders’ favor during the period, leading to especially strong performance.

January marked the fifth anniversary of the start of the current portfolio managers’ tenure as a team on the Fund. As we have written about in many previous commentaries over that time period, we view changes in Treasury rates and corporate spreads to be largely random and not predictable from quarter to quarter. We’re very pleased when they cooperate, but our strategy is not based on needing their help. Thus, we feel it is unlikely that the rest of the fiscal year will prove to be nearly as attractive as the half just completed, although no outcome can be completely ruled out. Instead, we believe future changes in rates and spreads will be more neutral for shareholders, and even recognize the possibility that they could work against the Fund if the economy continues to strengthen.

In response to such an environment, we have gradually reduced the effective duration of the Fund. With fewer attractive opportunities on the longer end of our maturity range, we are content for the time being to put more money to work in the mid-to-short range of our investible universe instead. We believe these bonds still offer an attractive return potential, but are less exposed to the risk of rising interest rates causing bond prices to depreciate. To be clear, we are still seeing opportunities on the longer end of the Fund’s universe – just fewer than before. We made a similar adjustment in the spring of 2013, and in that instance we then rapidly readjusted once spreads widened and rates rose in June of that year.

We like to remind shareholders that our investment strategy is designed with a goal of rewarding them over a one year or longer time horizon. Subtle shifts like the one described above can actually hurt performance in the short run if rates continue to decline. But allowing for the passage of time needed for both random changes in rates to average themselves out as well as to earn the coupon payments on the bonds in the portfolio, we believe our strategy has the potential to reward shareholders who have the appropriate time horizon. In our view, the success of this is and always will be measured by the intermediate-to-long-term returns.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2014

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities. Investments in bonds of foreign issuers involve greater volatility, political and economic risks, and differences in accounting methods. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

Please refer to the Schedule of Investments on page 19 of this report for holdings information. The management commentary above as well as Fund holdings should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings are subject to change.

The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee. Government securities, if held to maturity, guarantee the timely payment of principal and interest.

SEC Yield is a standardized yield computed by dividing the net investment income per share earned during the 30-day period prior to quarter-end and was created to allow for fairer comparisons among bond funds.

Basis point is a unit that is equal to 1/100th of 1%, and is used to denote the change in a financial instrument.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

Yield is the income earned from a bond, which takes into account the sum of the interest payment, the redemption value at the bond’s maturity, and the initial purchase price of the bond.

Credit Ratings are provided by Standard & Poor’s, who assign a rating based on their analysis of the issuer’s credit worthiness. The highest rating given is AAA and the lowest is C.

Although the makeup of the Fund’s portfolio is constantly changing, as of May 31, 2014, 89.15% of the Fund’s portfolio was invested in corporate bonds. Due to prevailing market conditions, the composition of the Fund’s portfolio as of that date was consistent with the composition of the Fund’s portfolio over the past 5 years. In addition, as of May 31, 2014, 76.83% of the Fund’s portfolio was invested in bonds rated BBB. For portfolio information current as of the most recent quarter-end, please call 1-800-999-0887 or visit our website at www.thompsonim.com. Compared to a portfolio that is more evenly allocated between government and corporate bonds, a portfolio that is heavily allocated to corporate bonds may provide higher returns, but is also subject to greater levels of credit and liquidity risk and to greater price fluctuations. A portfolio that is significantly allocated to bonds having lower investment-grade ratings may also be subject to greater levels of credit and liquidity risk and experience greater price fluctuations than a portfolio comprised of higher-rated investment-grade bonds.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2014

Portfolio Concentration at 05/31/14
(Includes cash and cash equivalents)
% Total Investments
Quality
U.S. Government & Agency Issues	0.80%
AA	3.80%
A	7.41%
BBB	76.83%
BB and Below	8.00%
Not Rated	2.59%
Money Market Funds	0.57%
100.00%

Effective Maturity
Under 1 year	21.04%
1 to 3 years	28.92%
3 to 5 years	38.91%
5 to 10 years	11.08%
Over 10 years	0.05%
100.00%

Asset Allocation
Corporate Bonds	89.15%
Asset-Backed Securities	6.84%
Taxable Municipal Bonds	2.14%
U.S. Government & Agency Issues	0.78%
Money Market Funds	0.57%
Tax-Exempt Municipal Bonds	0.27%
Convertible Bonds	0.23%
Federal Agency Mortgage-Backed Securities	0.02%
100.00%

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2014

	Principal
	Amount	Value
BONDS - 97.7%

Asset-Backed Securities - 6.8%
America West Airlines
8.057% due 7/2/2020,
Series 2000-1	$19,124	$22,088

Ameritech Capital Funding Corp.
9.100% due 6/1/2016	3,936	4,378

AWAS Aviation Capital Ltd.
7.000% due 10/17/2016 (f)	38,052,512	39,241,653

Basketball Properties Ltd.
6.650% due 3/1/2025 (f)	5,374,490	5,868,992

Beaver Valley II Funding
9.000% due 6/1/2017	4,000	4,235

British Airways PLC
5.625% due 6/20/2020,
Series 2013-1 (f)	30,160,000	31,969,600
5.625% due 6/20/2020,
Series 2013-1 B (f)	100,000	106,000

Bvps II Funding Corp.
8.890% due 6/1/2017	23,000	24,694

Continental Airlines
9.250% due 5/10/2017,
Series 2009-2 B	570,261	640,117
6.648% due 9/15/2017,
Series 1998-1 A	282,195	305,476
6.820% due 5/1/2018,
Series 1998-3 A-1	160,152	175,367
6.000% due 1/12/2019,
Series 2010-1 B	67,245	71,616
6.250% due 4/11/2020,
Series 2012-1 B	11,217,814	12,227,417
5.500% due 10/29/2020,
Series 2012-2 B	475,551	503,489

Delta Air Lines
6.750% due 11/23/2015,
Series 2010-2 B (f)	13,677,000	14,668,582
6.375% due 1/2/2016,
Series 2010-1 B (f)	13,453,000	14,411,526
9.750% due 12/17/2016,
Series 2009-1 B	835,075	957,205
6.821% due 8/10/2022,
Series 2007-1 A	9,997,835	11,872,429
6.718% due 1/2/2023,
Series 2002-1 G-1	4,357	5,065

Doric Nimrod Air Alpha
6.125% due 11/30/2019,
Series 2013-1 (f)	22,278,667	23,336,904

Doric Nimrod Air
Finance Alpha Ltd.
6.500% due 5/30/2021,
Series 2012-1 B (f)	31,362,609	33,747,203

Express Pipeline LP
7.390% due 12/31/2017 (f)	2,078,000	2,214,456

Federal Express Corp.
7.630% due 1/1/2015,
Series 1993	915,785	966,153
7.020% due 1/15/2016,
Series 1998	1,525,620	1,624,785
7.840% due 1/30/2018,
Series 1996	280,702	317,194

FPL Energy Caithness
Funding Corp.
7.645% due 12/31/2018 (f)	1,869,856	1,957,687

General American Railcar
6.690% due 9/20/2016,
Series 1997-1 (f)	214,966	225,983
7.760% due 8/20/2018,
Series III (f)	864,334	919,807

Landmark Leasing 2004A LLC
6.200% due 10/1/2022,
Series 2004A (f)	263,489	271,204

Midwest Family Housing LLC
5.168% due 7/1/2016 (f)	262,000	264,738

Northwest Airlines
7.691% due 4/1/2017,
Series 2001-1 B	86,725	95,397
7.575% due 3/1/2019,
Series 1999-2 A	1,192,611	1,371,503
7.150% due 10/1/2019,
Series 2000-1 G (c)	35,035	38,539
7.027% due 11/1/2019,
Series 2007-1 A	13,060,262	14,954,000
6.264% due 11/20/2021,
Series 2002-1 G-2	680,275	738,098
7.041% due 4/1/2022,
Series 2001-1 A-1	411,404	481,343

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014

	Principal
	Amount	Value
BONDS (continued)

Asset-Backed Securities (continued)
United Air Lines
10.400% due 11/1/2016,
Series 2009-1	$3,108,728	$3,559,494

US Airways
8.360% due 1/20/2019,
Series 1999-1A	87,901	99,328

Total Asset-Backed Securities		220,263,745

Convertible Bonds - 0.2%
Hospitality Properties Trust
3.800% due 3/15/2027	7,309,000	7,309,000

Total Convertible Bonds		7,309,000

Corporate Bonds - 88.3%
Advance Auto Parts, Inc.
5.750% due 5/1/2020	21,826,000	25,043,720

Air Lease Corp.
4.500% due 1/15/2016	11,775,000	12,378,469
5.625% due 4/1/2017	26,060,000	28,666,000

Alcoa Inc.
5.550% due 2/1/2017	118,000	128,508
6.750% due 7/15/2018	8,321,000	9,531,190
5.720% due 2/23/2019	6,233,000	6,879,057

Aluminum Company of America
6.500% due 6/15/2018	16,779,000	19,049,132

American Express
6.650% due 9/15/2015	90,000	96,252
6.900% due 9/15/2015	277,000	296,595

American Financial Group, Inc.
9.875% due 6/15/2019	1,751,000	2,297,007

American General Finance
6.000% due 10/15/2014	1,000,000	1,009,428
6.000% due 12/15/2014	1,000,000	1,013,163

American Standard Inc.
5.500% due 4/1/2015	120,000	124,416

Ameriprise Financial, Inc.
7.518% due 6/1/2066 (b)	3,329,000	3,686,868

Amphenol Corp.
4.750% due 11/15/2014	698,000	711,272

Amsouth Bank / Birmingham AL
5.200% due 4/1/2015	9,083,000	9,404,602

Arden Realty LP
5.250% due 3/1/2015	3,040,000	3,110,108

Astoria Financial Corp.
5.000% due 6/19/2017	30,361,000	32,848,780

Avnet, Inc.
6.000% due 9/1/2015	225,000	238,763
6.625% due 9/15/2016	551,000	613,561

Avon Products, Inc.
5.750% due 3/1/2018	8,023,000	8,840,640
6.500% due 3/1/2019	57,336,000	63,972,011
4.600% due 3/15/2020	500,000	517,217

Axis Capital Holdings
5.750% due 12/1/2014	5,637,000	5,781,860

Bank of America Corp.
4.050% due 2/15/2015	100,000	100,455
4.200% due 3/15/2015	90,000	91,864
4.000% due 4/15/2015	38,000	38,933
4.250% due 5/15/2015	37,000	38,014
4.350% due 6/15/2015	32,000	32,953
5.350% due 9/15/2015	549,000	576,262
5.250% due 12/1/2015	333,000	352,889
5.625% due 10/14/2016	935,000	1,030,140
6.000% due 8/15/2017	115,000	127,223
6.050% due 8/15/2017	948,000	1,068,972
5.750% due 12/1/2017	555,000	628,713
5.350% due 3/15/2018	81,000	89,116
5.800% due 2/15/2019	10,000	11,168
7.625% due 6/1/2019	730,000	906,586
6.400% due 8/15/2019	141,000	162,841
6.750% due 8/15/2019	671,000	793,086

Best Buy Co., Inc.
3.750% due 3/15/2016	17,902,000	18,439,060

Biomet, Inc.
6.500% due 8/1/2020	1,500,000	1,627,500

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Block Financial LLC
5.125% due 10/30/2014	$250,000	$254,328

BMC Software, Inc.
7.250% due 6/1/2018	26,928,000	28,139,760

Boston Scientific Corp.
6.250% due 11/15/2015 (b)	3,358,000	3,619,367

Brocade Communications
Systems, Inc.
6.875% due 1/15/2020	70,499,000	74,905,187

CA, Inc.
6.125% due 12/1/2014	1,959,000	2,013,358

Capital One Financial
6.150% due 9/1/2016	300,000	333,038

Carpenter Technology Corp.
6.990% due 4/20/2018	410,000	445,060
7.060% due 5/21/2018	500,000	544,903
7.030% due 5/22/2018	8,000	8,710

Caterpillar Financial
Services Corp.
1.550% due 6/15/2015	100,000	100,267

Centel Capital Corp.
9.000% due 10/15/2019	10,000	11,982

CenterPoint Energy, Inc.
6.850% due 6/1/2015	192,000	203,565

Centrais Eletricas Brasileiras S.A.
6.875% due 7/30/2019 (f)	29,873,000	32,897,641
6.875% due 7/30/2019 (f)	1,345,000	1,481,181
5.750% due 10/27/2021 (f)	6,365,000	6,447,745

Citigroup, Inc.
2.183% due 12/28/2014 (b)	1,050,000	1,051,806
6.010% due 1/15/2015	165,000	170,534
4.875% due 5/7/2015	991,000	1,028,588
5.500% due 2/15/2017	180,000	198,819
4.250% due 12/15/2018 (c)	250,000	252,910
4.000% due 8/11/2020 (c)	433,000	433,145
5.350% due 5/15/2023 (b)(e)	13,000,000	12,415,000

Cliffs Natural Resources Inc.
3.950% due 1/15/2018	6,093,000	6,185,699
5.900% due 3/15/2020	62,822,000	66,570,463
4.800% due 10/1/2020	100,000	99,900
4.875% due 4/1/2021	1,268,000	1,258,323

CNA Financial Corp.
5.850% due 12/15/2014	1,552,000	1,597,051
6.950% due 1/15/2018	605,000	696,160

Colonial Realty LP
6.250% due 6/15/2014	125,000	125,210

Columbia Property Trust
5.875% due 4/1/2018	130,000	137,342

Commercial Net Lease Realty, Inc.
6.250% due 6/15/2014	1,060,000	1,061,908
6.150% due 12/15/2015	443,000	478,145

CommonWealth REIT
5.875% due 9/15/2020	17,772,000	19,473,776

Computer Sciences Corp.
6.500% due 3/15/2018	19,477,000	22,546,536

Continental Resources, Inc.
8.250% due 10/1/2019	10,902,000	11,637,885
7.375% due 10/1/2020	5,593,000	6,236,195

Con-way Inc.
7.250% due 1/15/2018	13,089,000	15,284,706

Countrywide Financial Corp.
5.750% due 6/24/2015 (c)	560,000	569,467
6.250% due 5/15/2016	952,000	1,043,123
5.250% due 5/27/2020	361,000	361,001
6.000% due 8/26/2020 (c)	140,000	140,000

Countrywide Home Loans, Inc.
6.000% due 1/24/2018	1,112,000	1,109,288
5.500% due 5/16/2018	242,000	241,426

Coventry Health Care, Inc.
6.125% due 1/15/2015	1,136,000	1,174,838
5.950% due 3/15/2017	354,000	399,449

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Darden Restaurants
7.125% due 2/1/2016	$461,000	$498,637

Dayton Hudson Corp.
9.520% due 6/10/2015	40,000	42,597

Development Bank of Kazakhstan
6.500% due 6/3/2020 (f)	3,555,000	3,822,336

Diamond Offshore Drilling, Inc.
5.150% due 9/1/2014	25,000	25,287

Discover Financial Services
6.450% due 6/12/2017	590,000	673,196
10.250% due 7/15/2019	11,183,000	14,262,284

Dominion Resources, Inc.
7.500% due 6/30/2066 (b)	18,291,000	19,822,871

Domtar Corp.
9.500% due 8/1/2016	720,000	831,352
10.750% due 6/1/2017	19,809,000	24,720,998

Dow Chemical Co.
2.850% due 5/15/2016	18,000	18,041

Duquesne Light Holdings Inc.
5.500% due 8/15/2015	6,819,000	7,196,814

Embraer Overseas Ltd.
6.375% due 1/24/2017	8,201,000	8,990,346

Endurance Specialty Holdings Ltd.
6.150% due 10/15/2015	6,198,000	6,586,553

Enterprise Products Operating LLC
7.000% due 6/1/2067 (b)	9,490,000	10,035,675
7.034% due 1/15/2068 (b)	1,483,000	1,681,351

Everest Reinsurance Holdings Inc.
6.600% due 5/15/2037 (b)	8,692,000	9,094,005

Expedia, Inc.
7.456% due 8/15/2018	17,549,000	20,825,697
5.950% due 8/15/2020	18,711,000	20,882,673

Fairfax Financial Holdings Ltd.
8.250% due 10/1/2015	1,905,000	2,074,913
7.375% due 4/15/2018	27,541,500	31,475,528
5.800% due 5/15/2021 (f)	12,040,000	13,011,423

Fidelity National Financial, Inc.
6.600% due 5/15/2017	16,009,000	18,117,225

Fidelity National Information
Services, Inc.
7.875% due 7/15/2020	50,174,000	53,485,986

First Horizon National Corp.
5.375% due 12/15/2015	895,000	949,553

First Midwest Bancorp, Inc.
5.875% due 11/22/2016	1,175,000	1,277,580

First Tennessee Bank
5.050% due 1/15/2015	2,757,000	2,826,030
5.650% due 4/1/2016	5,247,000	5,598,334

Ford Motor Credit Co.
3.250% due 6/20/2014	46,000	46,029
1.750% due 9/20/2014	10,000	9,991

Fortune Brands, Inc.
5.375% due 1/15/2016	10,000	10,692

Frontier Oil Corp.
6.875% due 11/15/2018	27,529,000	29,043,095

Gazprom OAO Via Gaz Capital S.A.
8.125% due 7/31/2014 (f)	4,996,000	5,045,960
4.950% due 5/23/2016 (f)	5,000,000	5,214,000
6.212% due 11/22/2016 (f)	7,000,000	7,577,500
8.146% due 4/11/2018 (f)	4,500,000	5,197,500
9.250% due 4/23/2019 (f)	30,596,000	36,944,670
9.250% due 4/23/2019 (f)	12,000,000	14,490,000

GE Capital Trust I
6.375% due 11/15/2067 (b)	19,107,000	21,256,537

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
General Electric Capital Corp.
5.600% due 7/15/2014	$500,000	$502,115
5.000% due 8/15/2014	17,000	17,119
5.250% due 6/15/2015	25,000	26,012
5.400% due 6/15/2015	59,000	61,594
5.500% due 8/15/2015	30,000	31,477
5.000% due 4/15/2016	45,000	47,688
6.750% due 4/15/2018	373,000	428,987
6.300% due 5/15/2018	1,790,000	2,037,099
6.000% due 7/15/2018	57,000	65,022
6.000% due 7/15/2018	39,000	43,966
6.375% due 11/15/2067 (b)	52,298,000	58,317,500

Genworth Financial Inc.
5.750% due 6/15/2014	2,643,000	2,647,379
8.625% due 12/15/2016	8,264,000	9,712,059
6.515% due 5/22/2018	17,629,000	20,497,891
7.700% due 6/15/2020	8,418,000	10,377,946
7.200% due 2/15/2021	423,000	514,641

GFI Group Inc.
10.375% due 7/19/2018 (b)	551,000	599,901

GMAC LLC
0.000% due 6/15/2015 (d)	1,250,000	1,214,938

Goldman Sachs Group, Inc.
5.625% due 1/15/2017	565,000	624,548

Great Plains Energy Inc.
6.875% due 9/15/2017	30,000	33,837

Harsco Corp.
5.750% due 5/15/2018	24,634,000	26,589,324

HCP, Inc.
6.000% due 3/1/2015	5,949,000	6,188,673
7.072% due 6/8/2015	714,000	760,225

Hewlett-Packard Co.
5.500% due 3/1/2018	6,498,000	7,387,440

Horace Mann Educators Corp.
6.850% due 4/15/2016	9,223,000	10,067,688

Hospira, Inc.
6.050% due 3/30/2017	13,212,000	14,635,223

Hospitality Properties Trust
5.125% due 2/15/2015	5,476,000	5,521,861
6.300% due 6/15/2016	1,088,000	1,170,832
5.625% due 3/15/2017	12,258,000	13,457,899
6.700% due 1/15/2018	5,002,000	5,658,382

Host Hotels & Resorts LP
5.875% due 6/15/2019	3,795,000	4,098,775
6.000% due 11/1/2020	1,046,000	1,144,847

HRPT Properties Trust
6.400% due 2/15/2015	215,000	217,226
5.750% due 11/1/2015	495,000	513,131
6.250% due 8/15/2016	3,955,000	4,204,675
6.250% due 6/15/2017	5,458,000	5,879,128
6.650% due 1/15/2018	33,283,000	36,496,108

HSBC Finance Corp.
1.900% due 6/15/2014	20,000	20,004
2.000% due 7/15/2014	40,000	40,009
5.000% due 7/15/2014	20,000	20,072
5.250% due 7/15/2014	43,000	43,169
5.500% due 7/15/2014	90,000	90,378
4.500% due 8/15/2014	236,000	237,273
6.000% due 8/15/2014	562,000	567,124
6.000% due 8/15/2014	86,000	86,791
4.600% due 9/15/2014	64,000	64,524
4.700% due 9/15/2014	17,000	17,176
5.650% due 9/15/2014	163,000	164,934
5.700% due 9/15/2014	125,000	126,662
5.800% due 9/15/2014	185,000	187,216
5.850% due 9/15/2014	347,000	350,774
5.650% due 10/15/2014	75,000	76,182
5.650% due 10/15/2014	5,000	5,076
5.750% due 10/15/2014	283,000	287,721
5.350% due 11/15/2014	59,000	60,079
4.000% due 1/15/2015	15,000	15,213
4.950% due 2/15/2015	27,000	27,710
4.000% due 3/15/2015	38,000	38,797
4.050% due 3/15/2015	5,000	5,076
3.800% due 4/15/2015	20,000	20,421
3.700% due 6/15/2015	10,000	10,179
5.600% due 2/15/2018	250,000	278,887

Ingersoll-Rand PLC
4.750% due 5/15/2015	23,000	23,912

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Ingram Micro Inc.
5.250% due 9/1/2017	$1,000,000	$1,085,480

International Game Technology
7.500% due 6/15/2019	598,000	706,019

Jabil Circuit, Inc.
7.750% due 7/15/2016	779,000	884,165
8.250% due 3/15/2018	49,739,000	59,189,410

John Hancock Life Ins. Co.
5.450% due 9/15/2015	201,000	208,966
5.450% due 10/15/2015	29,000	30,258
5.500% due 11/15/2015	75,000	78,326
5.250% due 12/15/2015	25,000	26,058
5.500% due 12/15/2015	25,000	26,152
5.000% due 4/15/2016	60,000	62,624

JPMorgan Chase & Co.
7.900% due 4/30/2018 (b)(e)	64,703,000	72,952,632
5.250% due 5/15/2018	65,000	65,011
5.250% due 3/15/2019	20,000	19,912

Lexmark International, Inc.
6.650% due 6/1/2018	3,370,000	3,869,512

LG&E and KU Energy LLC
2.125% due 11/15/2015 (f)	150,000	152,336

Liberty Property LP
5.650% due 8/15/2014	36,000	36,334
5.125% due 3/2/2015	58,000	59,922

Lincoln National Corp.
7.000% due 5/17/2066 (b)	8,000,000	8,320,000

Manufacturers & Traders
Trust Co.
5.585% due 12/28/2020 (b)	347,000	363,058

Marriott International, Inc.
5.810% due 11/10/2015	373,000	398,588

Masco Corp.
4.800% due 6/15/2015	3,653,000	3,789,987
6.125% due 10/3/2016	4,502,000	4,952,200
5.850% due 3/15/2017	3,675,000	4,051,687
6.625% due 4/15/2018	13,209,000	14,860,125
7.125% due 3/15/2020	1,440,000	1,684,800

Maytag Corp.
5.000% due 5/15/2015	200,000	207,739

MBIA Inc.
6.400% due 8/15/2022	56,241,000	56,803,410

MBNA Corp.
5.000% due 6/15/2015	900,000	939,591

Merrill Lynch & Co.
5.000% due 1/15/2015	343,000	352,448
5.300% due 9/30/2015	1,712,000	1,813,854
6.050% due 5/16/2016	3,000,000	3,276,036
6.400% due 8/28/2017	3,048,000	3,495,943
6.875% due 4/25/2018	233,000	275,824
6.500% due 7/15/2018	2,668,000	3,127,438
6.875% due 11/15/2018	2,316,000	2,773,665
8.400% due 11/1/2019	310,000	376,280

Midcontinent Express Pipeline LLC
6.700% due 9/15/2019 (f)	4,665,000	5,083,371

Morgan Stanley
4.200% due 11/20/2014	496,000	504,910
6.000% due 4/28/2015	3,753,000	3,933,632
4.000% due 7/24/2015	200,000	207,407
5.375% due 10/15/2015	1,000,000	1,062,942
5.750% due 10/18/2016	2,178,000	2,406,995
6.250% due 8/28/2017	1,045,000	1,194,732
5.950% due 12/28/2017	2,933,000	3,344,893
6.625% due 4/1/2018	10,152,000	11,889,809
7.300% due 5/13/2019	4,020,000	4,912,247
6.250% due 7/8/2019 (c)	182,000	187,194
5.625% due 9/23/2019	400,000	460,473
5.500% due 1/26/2020	10,000	11,413
3.500% due 10/15/2020 (c)	3,188,000	3,190,605

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Mylan Inc.
7.875% due 7/15/2020 (f)	$3,600,000	$4,007,207

NASDAQ OMX Group, Inc.
4.000% due 1/15/2015	250,000	255,140

National City Bank of Indiana
4.250% due 7/1/2018	200,000	217,061

National Retail Properties Inc.
6.875% due 10/15/2017	2,273,000	2,647,202

National Rural Utilities
2.450% due 2/15/2015	20,000	20,062
7.200% due 10/1/2015	30,000	32,260

NationsBank Corp.
7.750% due 8/15/2015	2,251,000	2,429,684

NET Servicos de
Comunicacao S.A.
7.500% due 1/27/2020	50,810,000	54,811,287

NIPSCO Capital Markets, Inc.
7.860% due 3/27/2017	96,000	109,198

NiSource Finance Corp.
5.400% due 7/15/2014	232,000	233,308

Northern Indiana Public
Service Co.
7.590% due 6/12/2017	182,000	207,391

Odyssey Re Holdings Corp.
6.875% due 5/1/2015	47,000	49,407

Ohio Casualty Corp.
7.300% due 6/15/2014	673,000	674,349

Omega Healthcare Investors, Inc.
6.750% due 10/15/2022	15,000,000	16,237,500

Oversea-Chinese Banking
Corp. Ltd.
4.250% due 11/18/2019 (b)(f)	6,560,000	6,636,804

Owens Corning
6.500% due 12/1/2016	3,372,000	3,766,278

Pemex Project Funding
Master Trust
9.250% due 3/30/2018	20,000	24,071

Petrobras Energia S.A.
5.875% due 5/15/2017 (f)	13,500,000	14,175,000
5.875% due 5/15/2017 (f)	24,549,000	25,776,450

Petrobras Int’l. Finance Co.
8.375% due 12/10/2018	120,000	142,650
7.875% due 3/15/2019	17,430,000	20,371,312
5.750% due 1/20/2020	10,070,000	10,724,550
5.375% due 1/27/2021	250,000	259,563

Petrohawk Energy Corp.
7.250% due 8/15/2018	41,891,000	43,985,550
6.250% due 6/1/2019	5,391,000	5,833,062

Pitney Bowes Inc.
5.000% due 3/15/2015	865,000	891,973
5.750% due 9/15/2017	11,000	12,382
6.250% due 3/15/2019	918,000	1,059,751
5.250% due 1/15/2037	754,000	824,220

Plains Exploration &
Production Co.
6.125% due 6/15/2019	3,108,000	3,422,685
7.625% due 4/1/2020	10,348,000	11,331,060
6.500% due 11/15/2020	16,377,000	18,178,470
6.625% due 5/1/2021	9,218,000	10,278,070
6.750% due 2/1/2022	21,615,000	24,262,837
6.875% due 2/15/2023	3,641,000	4,137,086

Platinum Underwriters
Finance, Inc.
7.500% due 6/1/2017	15,178,000	17,013,096

PNC Financial Services Group
6.750% due 8/1/2021 (b)(e)	34,389,000	37,913,872

PNC Funding Corp.
5.250% due 11/15/2015	352,000	374,555

PNM Resources Inc.
9.250% due 5/15/2015	2,599,000	2,803,723

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
PPL Energy Supply, LLC
5.400% due 8/15/2014	$15,000	$15,145
6.500% due 5/1/2018	38,402,000	43,070,685

Principal Life Income
Funding Trusts
3.006% due 4/1/2016 (b)	50,000	51,493

Prologis, Inc.
6.250% due 3/15/2017	245,000	274,609
6.875% due 3/15/2020	69,000	83,488

Protective Life Corp.
4.875% due 11/1/2014	820,000	831,929

Provident Cos., Inc.
7.000% due 7/15/2018	1,057,000	1,221,332

Prudential Financial, Inc.
6.200% due 1/15/2015	1,100,000	1,139,276
5.000% due 3/16/2015	142,000	146,009
5.250% due 5/15/2015	15,000	15,529
8.875% due 6/15/2038 (b)	31,958,000	39,148,550

Prudential PLC
11.750% due 12/23/2014
(b)(e)(f)	29,368,000	30,909,820

QVC Inc.
7.375% due 10/15/2020 (f)	2,290,000	2,466,403

Qwest Corp.
7.500% due 10/1/2014	1,538,000	1,570,284

R.R. Donnelley & Sons Co.
5.500% due 5/15/2015	3,314,000	3,421,705
8.600% due 8/15/2016	327,000	372,780
6.125% due 1/15/2017	1,669,000	1,819,210

Regions Bank / Birmingham AL
7.500% due 5/15/2018	15,723,000	18,720,433

Regions Financial Corp.
7.750% due 11/10/2014	8,854,000	9,119,655
5.750% due 6/15/2015	3,846,000	4,034,569

Reinsurance Group of
America, Inc.
6.750% due 12/15/2065 (b)	33,768,000	34,274,520

Rogers Communications Inc.
6.750% due 3/15/2015	6,000	6,291

Russian Agricultural Bank
OJSC via RSHB Capital S.A.
5.298% due 12/27/2017 (f)	10,000,000	10,138,000
7.750% due 5/29/2018 (f)	5,000,000	5,453,500

Russian Railways via RZD
Capital PLC
5.739% due 4/3/2017 (f)	4,120,000	4,369,178
5.700% due 4/5/2022 (f)	9,200,000	9,418,500

Seagate HDD Cayman
6.875% due 5/1/2020	52,136,000	56,567,560
7.000% due 11/1/2021	6,127,000	6,977,121

Security Benefit Life Insurance
8.750% due 5/15/2016 (f)	8,000,000	8,799,896

Seminole Indian Tribe of Florida
8.030% due 10/1/2020 (f)	37,500,000	41,625,000

SESI LLC
6.375% due 5/1/2019	6,601,000	7,038,316
7.125% due 12/15/2021	23,857,000	26,958,410

Skyway Concession Co. LLC
0.514% due 6/30/2017 (b)(f)	16,575,000	15,642,656

SL Green Realty Corp.
5.000% due 8/15/2018	16,215,000	17,722,703

SLM Corp.
3.506% due 6/2/2014 (b)	70,000	70,000
5.050% due 11/14/2014	142,000	144,485
2.876% due 12/15/2014 (b)	444,000	442,886
5.000% due 3/15/2015 (c)	11,000	11,000
5.000% due 4/15/2015	448,000	462,000
3.076% due 9/15/2015 (b)	90,000	90,097
5.000% due 9/15/2015	55,000	55,004
5.000% due 9/15/2015	140,000	140,010
5.000% due 9/15/2015	46,000	46,003
5.250% due 9/15/2015	75,000	75,013
3.176% due 12/15/2015 (b)	128,000	129,932

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
SLM Corp. (continued)
5.150% due 3/15/2017	$3,085,000	$3,069,575
4.800% due 6/15/2017 (c)	59,000	57,990
5.100% due 6/15/2017 (c)	35,000	34,690
4.700% due 12/15/2017 (c)	33,000	32,103
5.250% due 3/15/2018	5,000	4,933
5.450% due 3/15/2018	74,000	73,500
5.600% due 3/15/2018	30,000	29,944
5.000% due 6/15/2018	168,000	167,707
5.600% due 6/15/2018	29,000	28,866
8.450% due 6/15/2018	9,790,000	11,527,725
5.200% due 12/15/2018 (c)	30,000	29,212
5.450% due 12/15/2018 (c)	46,000	45,240
5.250% due 3/15/2019	42,000	40,793
5.500% due 3/15/2019	800,000	785,330
5.900% due 3/15/2019 (c)	30,000	29,921
6.000% due 3/15/2019 (c)	110,000	110,056
6.000% due 3/15/2019 (c)	61,000	61,031
6.200% due 3/15/2019 (c)	44,000	44,026
6.250% due 3/15/2019 (c)	20,000	20,012
6.600% due 3/15/2019 (c)	375,000	375,287
5.190% due 4/24/2019	731,000	725,822
3.376% due 5/3/2019 (b)	217,000	206,274
5.000% due 6/15/2019	158,000	151,267
5.000% due 6/15/2019	48,000	45,954
5.150% due 6/15/2019	11,000	10,587
6.000% due 6/15/2019	25,000	24,939
6.000% due 6/15/2019	94,000	93,772
5.500% due 9/15/2019	5,000	4,839
6.000% due 9/15/2019	43,000	42,552
8.000% due 3/25/2020	20,888,000	24,125,640
6.000% due 9/15/2020 (c)	15,000	14,357
6.250% due 9/15/2020 (c)	154,000	149,269
6.500% due 12/15/2020 (c)	71,000	71,036
6.750% due 12/15/2020 (c)	306,000	302,391
6.750% due 12/15/2020 (c)	95,000	93,879
6.000% due 6/15/2021 (c)	67,000	65,926
6.000% due 6/15/2021	40,000	39,752
6.000% due 6/15/2021	251,000	249,482
6.000% due 6/15/2021	381,000	378,695
6.150% due 6/15/2021	271,000	270,561
6.150% due 6/15/2021	152,000	151,754
7.000% due 6/15/2021 (c)	194,000	192,058
7.250% due 1/25/2022	805,000	889,525
5.400% due 4/25/2023 (c)	70,000	64,717

StanCorp Financial Group, Inc.
6.900% due 6/1/2067 (b)	7,762,000	8,072,480

Standard Chartered PLC
4.000% due 7/12/2022 (b)(f)	37,273,000	38,508,302

Stanley Black & Decker Inc.
5.750% due 12/15/2053 (b)	32,733,000	35,392,556

State Bank of India/London
4.125% due 8/1/2017 (f)	9,500,000	9,944,296

Steelcase Inc.
6.375% due 2/15/2021	787,000	908,854

Sunoco, Inc.
4.875% due 10/15/2014	2,608,000	2,643,719
9.625% due 4/15/2015	6,466,000	6,941,303

SunTrust Bank
5.000% due 9/1/2015	690,000	725,302
5.450% due 12/1/2017	51,000	56,764

Susa Partnership L.P.
8.200% due 6/1/2017	16,000	18,883
7.450% due 7/1/2018	130,000	153,358

Tech Data Corp.
3.750% due 9/21/2017	4,301,000	4,519,142

Telecom Italia
6.175% due 6/18/2014	1,805,000	1,805,000
6.999% due 6/4/2018	18,868,000	21,745,370
7.175% due 6/18/2019	1,480,000	1,714,950

Texas Gas Transmission, LLC
4.600% due 6/1/2015	710,000	736,682

Textron Financial Corp.
5.125% due 8/15/2014	428,000	431,315
6.200% due 3/15/2015	1,592,000	1,661,457

Transatlantic Holdings, Inc.
5.750% due 12/14/2015	2,590,000	2,779,422

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Transocean Inc.
6.000% due 3/15/2018	$8,188,000	$9,235,114
7.375% due 4/15/2018	26,000	30,225

UDR, Inc.
5.250% due 1/15/2015	690,000	709,245

Union Electric Co.
4.750% due 4/1/2015	15,000	15,497

Unitrin, Inc.
6.000% due 11/30/2015	10,197,000	10,918,999
6.000% due 5/15/2017	9,526,000	10,568,478

Unum Group
7.125% due 9/30/2016	2,200,000	2,509,164

URS Corp.
3.850% due 4/1/2017	7,893,000	8,250,363

Warner Chilcott Co. LLC
7.750% due 9/15/2018	49,463,000	52,245,294

Washington Real Estate
Investment Trust
5.350% due 5/1/2015	72,000	74,692

Wells Fargo & Co.
7.980% due 3/15/2018 (b)(e)	64,181,000	73,086,114

Western Union Co.
5.930% due 10/1/2016	33,095,000	36,489,488

Westinghouse Credit
8.875% due 6/14/2014	93,000	93,214

Westvaco Corp.
7.650% due 3/15/2027	248,000	276,776
7.500% due 6/15/2027	803,000	898,123

Weyerhaeuser Co.
6.950% due 8/1/2017	195,000	226,557

White Mountains Re Group, Ltd.
6.375% due 3/20/2017 (f)	9,496,000	10,573,264

Willis N.A. Inc.
6.200% due 3/28/2017	2,035,000	2,246,209

WPP Finance UK
5.875% due 6/15/2014	505,000	505,800

Wyndham Worldwide
6.000% due 12/1/2016	2,615,000	2,917,556
5.750% due 2/1/2018	2,035,000	2,217,318

Wynn Las Vegas LLC
7.875% due 5/1/2020	4,648,000	5,066,320
7.750% due 8/15/2020	61,970,000	68,012,075

XL Group PLC
6.500% due 4/15/2017 (b)(e)	74,235,000	73,585,444

ZFS Finance USA Trust II
6.450% due 12/15/2065 (b)(f)	5,000,000	5,400,000

Zions Bancorporation
7.750% due 9/23/2014	17,415,000	17,758,337
4.000% due 6/20/2016	60,000	62,776
3.050% due 2/15/2017	3,700,000	3,728,475
4.500% due 3/27/2017	1,125,000	1,200,990

Total Corporate Bonds		2,869,582,528

Federal Agency Mortgage-
Backed Securities - 0.0%
Fannie Mae
6.000% due 8/1/2014,
Pool #25-5434F	645	649
7.000% due 7/1/2015,
Pool #53-5461F	1,638	1,668
8.000% due 9/1/2015,
Pool #53-5460F	3,572	3,652
6.500% due 1/1/2019,
Pool #76-9194F	42,027	44,559
6.000% due 10/1/2037,
Pool #88-8736F	228,458	249,569
6.000% due 3/1/2038,
Pool #25-7134F	161,333	176,382

Freddie Mac
4.500% due 5/1/2018,
Pool #P1-0032	29,925	30,705
6.500% due 12/1/2018,
Pool #C9-0241	29,781	33,570

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014

	Principal
	Amount	Value
BONDS (continued)

Federal Agency Mortgage-Backed
Securities (continued)
Freddie Mac (continued)
6.000% due 11/1/2021,
Pool #G1-2449	$50,140	$54,303
6.000% due 2/1/2022,
Pool #G1-2758	96,078	106,031

Ginnie Mae
5.500% due 6/15/2017,
Pool #58-4476X	1,223	1,285
5.500% due 7/20/2018,
Pool #00-3411M	9,835	10,407
7.000% due 5/15/2033,
Pool #78-2071X	44,943	53,255
5.500% due 6/20/2038,
Pool #00-4163M	36,643	39,378

Total Federal Agency
Mortgage-Backed Securities		805,413

Sovereign Bonds - 0.0%
South Africa Gov’t. Int’l. Bond
6.500% due 6/2/2014	37,000	37,000

Total Sovereign Bonds		37,000

Taxable Municipal Bonds - 2.1%
California Earthquake Authority
6.169% due 7/1/2016	885,000	912,727

Casino Reinvestment
Development Authority NJ
5.340% due 6/1/2020	3,195,000	3,388,553

City of Cleveland OH Airport
System Revenue
5.239% due 1/1/2017	650,000	675,285

City of Detroit MI Water Supply
System Revenue
3.607% due 7/1/2016	500,000	499,245

County of Reeves TX
Certs. of Participation
5.150% due 12/1/2014	55,000	55,168
4.250% due 12/1/2015	10,000	10,152
6.150% due 12/1/2015	955,000	1,001,279
7.000% due 12/1/2015	10,000	10,608
5.000% due 12/1/2016	50,000	52,054

County of Reeves TX Certs.
of Participation (continued)
6.000% due 12/1/2016	75,000	78,113
5.000% due 12/1/2017	45,000	46,917
6.250% due 12/1/2017	20,000	20,809
7.400% due 12/1/2017	160,000	169,123
5.625% due 12/1/2018	25,000	26,571
6.500% due 12/1/2018	125,000	130,010
7.500% due 12/1/2018	35,000	36,906
6.750% due 12/1/2019	615,000	635,892
6.125% due 12/1/2020	375,000	403,095
6.875% due 12/1/2020	340,000	352,954
6.375% due 12/1/2021	45,000	48,621
7.000% due 12/1/2021	330,000	342,246
7.700% due 12/1/2021	3,200,000	3,350,752

Garza County TX Public
Facility Corp.
6.200% due 10/1/2020	1,540,000	1,616,353

Harris County-Houston TX
Sports Authority
6.500% due 11/15/2016	205,000	209,147

IPS Multi-School
Building Corp. IN
3.890% due 7/15/2017	1,130,000	1,164,928

Kentucky Economic Development
Finance Authority
7.000% due 12/1/2021	135,000	137,186

Lancaster PA Parking Authority
5.760% due 12/1/2017	520,000	545,834

LL & P Wind Energy, Inc. WA
5.733% due 12/1/2017 (f)	865,000	881,712
5.983% due 12/1/2022 (f)	7,295,000	7,412,741

Los Angeles CA Community
College District
4.760% due 8/1/2015	40,000	40,234

Memphis TN Health
Educational & Housing
Facility Board
4.500% due 3/1/2018	280,000	277,228

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014

	Principal
	Amount	Value
BONDS (continued)

Taxable Municipal Bonds (continued)
New Jersey Economic
Development Authority
5.000% due 6/15/2017 (f)	$925,000	$943,065

Pontotoc County OK Educational
Facilities Authority
4.119% due 9/1/2023	395,000	404,958

Puerto Rico Commonwealth
Gov’t. Development Bank
4.704% due 5/1/2016	24,080,000	20,352,657
3.875% due 2/1/2017	8,000,000	6,476,080
4.375% due 2/1/2019	12,395,000	8,676,500

San Luis AZ Facility
Development Corp.
5.700% due 5/1/2020	850,000	851,445
5.900% due 5/1/2021	980,000	982,313
6.200% due 5/1/2022	1,035,000	1,036,749

Willacy County TX Local
Gov’t. Corp.
7.800% due 12/1/2028	1,470,000	1,559,376

Willacy County TX Public
Facility Corp
5.000% due 12/1/2015	1,230,000	1,268,536
6.000% due 12/1/2016	1,330,000	1,416,862
6.000% due 12/1/2017	390,000	419,722

Total Taxable
Municipal Bonds		68,920,706

Tax-Exempt Municipal
Bonds - 0.3%
Harris County-Houston TX
Sports Authority
0.000% due 11/15/2019 (d)	11,680,000	8,706,038
0.000% due 11/15/2020 (d)	65,000	45,845

Total Tax-Exempt
Municipal Bonds		8,751,883

TOTAL BONDS
(COST $3,132,220,794)		3,175,670,275

	Principal
	Amount or
	Shares
SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 0.6%
Fidelity Money Market Portfolio
Class I, 0.048% (a)	18,205,196	18,205,196

Total Money Market Funds		18,205,196

United States Government &
Agency Issues - 0.8%
U.S. Treasury Bills
0.001% due 6/5/2014 (b)	25,000,000	24,999,997

Total United States Government
& Agency Issues		24,999,997

TOTAL SHORT-TERM INVESTMENTS
(COST $43,205,193)		43,205,193

TOTAL INVESTMENTS - 99.1%
(COST $3,175,425,987)		3,218,875,468

NET OTHER ASSETS AND
LIABILITIES - 0.9%		30,269,763

NET ASSETS - 100.0%		$3,249,145,231

(a)	Represents the 7-day yield at May 31, 2014.
(b)	Rate shown represents the current coupon rate at May 31, 2014.
(c)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.
(d)	Zero-coupon security.
(e)	Perpetual maturity; date shown represents next contractual call date.
(f)	Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. It has been deemed liquid under guidance approved by the Board.

PLC:	Public Limited Company
S.A.:	Generally designates corporations in various countries, mostly those employing the civil law.

See Notes to Financial Statements.

FUND EXPENSE EXAMPLES (Unaudited)
May 31, 2014

Example

A Fund shareholder may incur two types of costs: (1) transaction costs such as redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2013 to May 31, 2014.

Actual Expenses

The first line of the table below under each Fund provides information about actual account values and actual expenses for such Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below under each Fund provides information about hypothetical account values and hypothetical expenses based on such Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid During
	Account Value	Account Value	Period*
	12/01/13	05/31/14	12/01/13-05/31/14
Thompson LargeCap Fund
Actual	$1,000.00	$1,060.27	$5.91
Hypothetical (5% return before expenses)	$1,000.00	$1,019.27	$5.79
Thompson MidCap Fund
Actual	$1,000.00	$1,060.72	$6.68
Hypothetical (5% return before expenses)	$1,000.00	$1,018.52	$6.54
Thompson Bond Fund
Actual	$1,000.00	$1,027.06	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.36	$3.68

*	Expenses are equal to the annualized [net] expense ratio for each Fund (LargeCap Fund: 1.15%; MidCap Fund: 1.30%; and Bond Fund: 0.73%), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

For more information, please refer to the Funds’ Prospectus.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2014 (In thousands, except per share amounts)

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
ASSETS
Total investments in securities, at value (Cost $102,371, $31,232 and
$3,175,426, respectively)	$124,658	$37,888	$3,218,875
Due from sale of securities	287	–	10,149
Receivable from fund shares sold	3	50	36,428
Dividends and interest receivable(1)	268	38	46,919
Prepaid expenses	19	15	145
Total Assets	125,235	37,991	3,312,516
LIABILITIES
Due on purchase of securities	–	–	57,516
Payable for fund shares redeemed	113	–	3,806
Line of credit	140	–	–
Accrued expenses payable	37	29	242
Due to Advisor	105	29	1,807
Total Liabilities	395	58	63,371
NET ASSETS	$124,840	$37,933	$3,249,145
Net Assets consist of:
Capital stock ($.001 par value)	$164,592	$29,018	$3,170,466
Undistributed net investment income (loss)	240	(6)	29,120
Accumulated net realized gain (loss) on investments	(62,279)	2,265	6,110
Net unrealized appreciation on investments	22,287	6,656	43,449
Net Assets	$124,840	$37,933	$3,249,145
Shares of capital stock outstanding (unlimited shares authorized)	2,530	2,831	270,577
Offering and redemption price/Net asset value per share	$49.35	$13.40	$12.01

(1)Net of foreign withholding taxes	$3	$–	$–

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (Unaudited)
Six-Month Period Ended May 31, 2014 (In thousands)

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
Investment income
Dividends(1)	$1,056	$228	$2
Interest	–	–	65,684
	1,056	228	65,686
Expenses
Investment advisory fees	579	181	8,132
Shareholder servicing costs	53	22	930
Administrative & accounting services fees	60	26	383
Custody fees	7	4	114
Federal & state registration	18	18	69
Directors fees	11	9	52
Professional fees	19	18	36
Other expenses	15	4	208
Total expenses	762	282	9,924
Less expenses reimbursed by Advisor	(54)	(48)	–
Net expenses	708	234	9,924
Net investment income (loss)	348	(6)	55,762
Net realized gain on investments	5,574	2,418	6,666
Net unrealized appreciation (depreciation) on investments	1,980	(51)	19,781
Net gain on investments	7,554	2,367	26,447
Net increase in net assets resulting from operations	$7,902	$2,361	$82,209

(1)Net of foreign withholding taxes	$3	$–	$–

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	LARGECAP		MIDCAP		BOND
	FUND		FUND		FUND
	Six-Month		Six-Month		Six-Month
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	May 31, 2014	November 30,	May 31, 2014	November 30,	May 31, 2014	November 30,
	(Unaudited)	2013	(Unaudited)	2013	(Unaudited)	2013
Operations
Net investment income (loss)	$348	$506	$(6)	$(6)	$55,762	$66,724
Net realized gain on investments	5,574	15,555	2,418	4,145	6,666	7,031
Net unrealized appreciation
(depreciation) on investments	1,980	17,741	(51)	5,045	19,781	(17,723)
Net increase in net assets resulting
from operations	7,902	33,802	2,361	9,184	82,209	56,032
Distributions to Shareholders
Distributions from net
investment income	(472)	(538)	–	–	(48,723)	(57,323)
Distributions from net realized gains on
securities transactions	–	–	(3,933)	(2,062)	(5,802)	(2,354)
Total distributions to shareholders	(472)	(538)	(3,933)	(2,062)	(54,525)	(59,677)
Fund Share Transactions
(See Note 4)	(7,388)	(8,076)	1,897	5,931	969,399	963,424
Total Increase in Net Assets	42	25,188	325	13,053	997,083	959,779
Net Assets
Beginning of period	124,798	99,610	37,608	24,555	2,252,062	1,292,283
End of period	$124,840	$124,798	$37,933	$37,608	$3,249,145	$2,252,062
Undistributed net investment income
(loss) included in net assets at
end of period	$240	$364	$(6)	$–	$29,120	$21,532

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2014

NOTE 1 - ORGANIZATION
Thompson IM Funds, Inc. (the “Company”) is a Wisconsin corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company.

The Company consists of separate mutual funds series (each, a “Fund,” and collectively, the “Funds”): Thompson LargeCap Fund (the “LargeCap Fund”), Thompson MidCap Fund (the “MidCap Fund”) and Thompson Bond Fund (the “Bond Fund”). The assets and liabilities of each Fund are segregated and a shareholder’s interest is limited to the Fund in which the shareholder owns shares. The objectives and strategies of each Fund are described in the Funds’ Prospectus.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION - Each Fund’s investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices) or, where market quotations are not readily available or are unreliable, at fair value as determined in good faith pursuant to procedures established by the Funds’ Board of Directors (the “Funds’ Board”). Market quotations for the common stocks in which the Funds invest are nearly always readily available; however, market quotations for debt securities are often not readily available. Fair values of debt securities are typically based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities with remaining maturities of 60 days or less are generally valued at amortized cost basis. Exchange-traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used. Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.

When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Pricing Policies and Procedures adopted by the Funds’ Board, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. No securities in any of the Funds were fair valued as of May 31, 2014.

In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2014

what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and which are therefore classified as level-1 securities, include active listed equities and certain U.S. government obligations.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified as level-2 securities. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, sovereign bonds, municipal bonds, and less liquid listed equities. Level-2 investments include positions that are not traded in active markets.

Investments classified as level-3 securities have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate and municipal debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2014:

	LargeCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common stocks	$124,657,120	$–	$–	$124,657,120
Short-term securities	853	–	–	853
Total Assets	$124,657,973	$–	$–	$124,657,973

	MidCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common stocks	$37,853,098	$–	$–	$37,853,098
Short-term securities	35,088	–	–	35,088
Total Assets	$37,888,186	$–	$–	$37,888,186

	Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Bonds	$–	$3,175,670,275	$–	$3,175,670,275
Short-term securities	18,205,196	24,999,997	–	43,205,193
Total Assets	$18,205,196	$3,200,670,272	$–	$3,218,875,468

There were no transfers between level-1 and level-2 securities and the Funds did not invest in any level-3 investments as of and during the six-month period ended May 31, 2014. It is the Funds’ policy to record transfers at the end of the reporting period. Refer to each Fund’s Schedule of Investments for additional information regarding security types and industry classifications.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2014

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Investment securities transactions are accounted for on the trade date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities on the same basis for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

OPTIONS - Each Fund may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may use options to hedge against anticipated declines in the market value of portfolio securities and increases in the market value of securities it intends to purchase and protect against exposure to interest rate changes. Each Fund may also use options to enhance total return or invest in eligible asset classes with greater efficiency and lower cost than is believed to be possible through direct investment. The use of options for hedging purposes involves certain risks and may result in a loss if changes in the value of the option move in a direction different than anticipated, rendering the hedging strategy unsuccessful.

Each Fund may write covered call/put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current fair value of the options written. Premiums received from writing options that expire unexercised are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS - Each Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Each Fund designates and maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

VARIABLE-RATE DEMAND NOTES - The Funds invest in short-term variable-rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these instruments to the extent the issuer defaults on its payment obligation.

PERMANENT BOOK AND TAX DIFFERENCES - Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified in the capital accounts.

EXPENSES - Each Fund is charged for those expenses that are directly attributed to it. Expenses that are not readily identifiable to a specific Fund are generally allocated among the Funds in proportion to the relative sizes of the Funds.

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders from net investment income and realized gains on securities for the LargeCap Fund and MidCap Fund normally are declared at least annually. Bond Fund distributions to shareholders from net investment income normally are declared on a quarterly basis, and distributions to shareholders from realized gains on securities normally are declared at least annually. Distributions are recorded on the ex-dividend date.

FEDERAL INCOME TAXES - No provision has been made for federal income taxes since the Funds have elected to be taxed as regulated investment companies and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2014

LINE OF CREDIT - The Funds have established an unsecured line of credit (“LOC”) with U.S. Bank N.A. which expires November 14, 2014 used primarily to finance redemption payments. Each individual Fund’s borrowing under the LOC is limited to either 5% of the value of that Fund’s total assets or any explicit borrowing limits imposed by the Funds’ Board, whatever is less. As of May 31, 2014, the limits established by the Funds’ Board are: LargeCap Fund - $6,000,000, MidCap Fund - $1,700,000 and Bond Fund - $100,000,000. The following table shows the average balance, average interest rate and interest expense incurred by the Funds on borrowings under the LOC for the six-month period ended May 31, 2014.

	Average	Average	Interest
Fund	Balance	Interest Rate	Expense
LargeCap Fund	$98,577	3.250%	$1,620
MidCap Fund	$43,275	3.250%	$718
Bond Fund	$21,093	3.250%	$347

GUARANTEES AND INDEMNIFICATIONS - Under the Funds’ organizational documents, each Director, officer, employee or other agent of the Funds (including the Funds’ investment manager) is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - As of and during the six-month period ended May 31, 2014, the Funds did not have a liability for unrecognized tax benefits in the accompanying financial statements. Also, the Funds recognized no interest or penalties related to unrecognized tax benefits during the same period. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. Generally, each of the tax years in the four-year period ended November 30, 2013 remains subject to examination by taxing authorities. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SUBSEQUENT EVENTS - The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined that such subsequent events do not have an impact on the Funds’ financial statements.

NOTE 3 - INVESTMENT ADVISORY AND ADMINISTRATIVE AND ACCOUNTING SERVICES AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
The Investment Advisory Agreement pursuant to which Thompson Investment Management, Inc. (“TIM” or “Advisor”) is retained by the Funds provides for monthly compensation to TIM computed on average daily net assets at the following annual rates:

	First	Over
	$50 Million	$50 Million
LargeCap Fund	1.00%	0.90%
MidCap Fund	1.00%	0.90%
Bond Fund	0.65%	0.60%

The Advisor is contractually bound to waive management fees and/or reimburse expenses incurred by the Funds through March 31, 2015 so that the annual operating expenses of the Funds do not exceed the following percentages of their respective average daily net assets: LargeCap Fund-1.15%, MidCap Fund-1.30% and Bond Fund-0.80%. For the six-month period ended May 31, 2014, the Advisor reimbursed expenses incurred by the LargeCap Fund and the MidCap Fund in the amounts of $53,567 and $48,408, respectively. The Funds are not obligated to reimburse the Advisor for any fees or expenses waived in previous fiscal years.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2014

Pursuant to an Administrative and Accounting Services Agreement, TIM maintains the Funds’ financial records in accordance with the 1940 Act, prepares all necessary financial statements of the Funds and calculates the net asset value per share of the Funds on a daily basis. As compensation for its services, each Fund pays TIM a fee computed daily and payable monthly at the annual rate of 0.15% of average daily net assets up to $30 million, 0.10% of the next $70 million of average daily net assets and 0.025% of average daily net assets in excess of $100 million, with an annual minimum fee of $30,000 per Fund. The calculations of daily net asset value are subcontracted to U.S. Bancorp Fund Services, resulting in fees paid by TIM for the six-month period ended May 31, 2014 in the following amounts:

Administrative &
Accounting Fees Paid
LargeCap Fund	$18,445
MidCap Fund	$16,757
Bond Fund	$139,063

The Funds reimburse the Advisor for a portion of amounts paid by the Advisor out of the Advisor’s own resources under various shareholder, account maintenance, networking and other services provided to the Funds by broker-dealers and other intermediaries. The amount reimbursed by the Funds is equal to (1) for those accounts maintained through a shareholder servicing arrangement, an annual rate of no more than 0.10% of the average daily net assets of the omnibus accounts in the Funds for which all broker-dealers and other intermediaries, in the aggregate, are responsible, and (2) for those accounts maintained through a networking arrangement, no more than $6 per year per account in the Funds for which the broker-dealers and other intermediaries are responsible; provided however, in all cases only one of these fees shall be applicable to the assets in an account. This amount has been determined by the Funds’ Board to approximate the transfer agency fees that would otherwise have been payable by the Funds if such broker-dealers and intermediaries did not maintain these accounts. For the six-month period ended May 31, 2014, the amounts reimbursed by the Funds to the Advisor were:

Intermediary
Fees Reimbursed
LargeCap Fund	$14,477
MidCap Fund	$1,991
Bond Fund	$472,773

As of May 31, 2014, retirement plan investments by certain employees of the Advisor represent 5.71% of the net assets of the MidCap Fund.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2014

NOTE 4 - FUND SHARE TRANSACTIONS (in thousands)
Transactions in shares of the Funds were as follows:

	Six-Month Period Ended		Year Ended
	May 31, 2014 (Unaudited)		November 30, 2013
	Shares	Dollars	Shares	Dollars
LargeCap Fund
Shares sold	52	$2,447	323	$13,589
Shares issued in reinvestment of dividends	10	460	14	517
Shares issued in reinvestment of realized gains	–	–	–	–
Shares redeemed	(217)	(10,295)	(559)	(22,182)
Net decrease	(155)	$(7,388)	(222)	$(8,076)

MidCap Fund
Shares sold	209	$2,718	488	$6,084
Shares issued in reinvestment of dividends	–	–	–	–
Shares issued in reinvestment of realized gains	315	3,919	195	2,058
Shares redeemed	(372)	(4,740)	(181)	(2,211)
Net increase	152	$1,897	502	$5,931

Bond Fund
Shares sold	105,024	$1,248,694	144,318	$1,716,983
Shares issued in reinvestment of dividends	3,901	45,984	4,549	53,604
Shares issued in reinvestment of realized gains	471	5,520	188	2,229
Shares redeemed	(27,850)	(330,799)	(68,208)	(809,392)
Net increase	81,546	$969,399	80,847	$963,424

NOTE 5 - PURCHASE AND SALE OF SECURITIES
Investment transactions for the six-month period ended May 31, 2014 were as follows:

	Securities other than U.S.
	Government and Short-term
	Investments		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
LargeCap Fund	$14,283,906	$21,735,762	$–	$–
MidCap Fund	$7,065,327	$9,171,436	$–	$–
Bond Fund	$1,198,424,300	$80,641,040	$188,038,228	$33,972,922

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2014

NOTE 6 - INCOME TAX INFORMATION
At May 31, 2014, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

	LargeCap Fund	MidCap Fund	Bond Fund
Federal tax cost	$102,693,101	$31,374,494	$3,175,426,336

Unrealized appreciation	$23,849,645	$7,446,773	$71,425,549
Unrealized depreciation	(1,884,773)	(933,081)	(27,976,417)
Net unrealized appreciation (depreciation)	$21,964,872	$6,513,692	$43,449,132

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales and straddles.

The tax components of distributions paid during the six-month period ended May 31, 2014 (unaudited) are:

	LargeCap Fund	MidCap Fund	Bond Fund
Ordinary income distributions	$472,077	$246,171	$48,722,949
Long-term capital gains distributions	$–	$3,687,221	$5,801,616

The tax components of distributions paid during the fiscal year ended November 30, 2013, capital loss carryforward as of November 30, 2013 and tax basis post-October losses as of November 30, 2013, which are not being recognized for tax purposes until the first day of the following fiscal year are:

	LargeCap Fund	MidCap Fund	Bond Fund
Ordinary income distributions	$538,254	$–	$57,322,991
Long-term capital gains distributions	$–	$2,062,420	$2,353,544
Net capital loss carryforward*	$67,514,030	$–	$–
Post-October losses	$–	$–	$–

*	The LargeCap Fund has capital losses in the amount of $19,758,747 and $47,755,283 which expire on November 30, 2016 and November 30, 2017, respectively.

FINANCIAL HIGHLIGHTS

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Six-Month
	Period Ended
	May 31, 2014		Year Ended November 30,
	(Unaudited)		2013	2012	2011	2010	2009
LARGECAP FUND

Net Asset Value, Beginning of Period	$46.47		$34.27	$30.07	$29.20	$27.04	$19.75
Income from Investment Operations
Net investment income	0.14		0.19	0.18	0.08	0.01	0.07
Net realized and unrealized gains
on investments and options	2.92		12.20	4.13	0.80	2.20	7.51
Total from Investment Operations	3.06		12.39	4.31	0.88	2.21	7.58
Less Distributions
Distributions from net investment income	(0.18)		(0.19)	(0.11)	(0.01)	(0.05)	(0.29)
Distributions from net realized gains	–		–	–	–	–	–
Total Distributions	(0.18)		(0.19)	(0.11)	(0.01)	(0.05)	(0.29)

Net Asset Value, End of Period	$49.35		$46.47	$34.27	$30.07	$29.20	$27.04

Total Return	6.60%	(a)	36.33%	14.37%	3.02%	8.17%	38.88%

Ratios/Supplemental Data
Net assets, end of period (millions)	$124.8		$124.8	$99.6	$104.1	$125.8	$144.1
Ratios to average net assets:
Ratio of expenses	1.15%	(b)	1.21%	1.31%	1.31%	1.36%	1.54%
Ratio of expenses without reimbursement	1.24%	(b)	1.22%	1.31%	1.31%	1.36%	1.54%
Ratio of net investment income	0.57%	(b)	0.46%	0.47%	0.24%	0.05%	0.32%
Ratio of net investment income
without reimbursement	0.48%	(b)	0.45%	0.47%	0.24%	0.05%	0.32%
Portfolio turnover rate	12%	(a)	38%	30%	40%	37%	63%

(a)	Calculated on a non-annualized basis.
(b)	Calculated on an annualized basis.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Six-Month
	Period Ended
	May 31, 2014		Year Ended November 30,
	(Unaudited)		2013		2012		2011		2010		2009
MIDCAP FUND

Net Asset Value, Beginning of Period	$14.04		$11.28		$11.15		$11.36		$9.39		$6.18
Income from Investment Operations
Net investment income	–		–		–		–		–		0.01
Net realized and unrealized gains
on investments	0.83		3.71		1.38		0.44		2.02		3.25
Total from Investment Operations	0.83		3.71		1.38		0.44		2.02		3.26
Less Distributions
Distributions from net investment income	–		–		–		–		–	(a)	(0.05)
Distributions from net realized gains	(1.47)		(0.95)		(1.25)		(0.65)		(0.05)		–
Total Distributions	(1.47)		(0.95)		(1.25)		(0.65)		(0.05)		(0.05)

Net Asset Value, End of Period	$13.40		$14.04		$11.28		$11.15		$11.36		$9.39

Total Return	6.72%	(b)	35.65%		14.41%		3.69%		21.71%		53.04%

Ratios/Supplemental Data
Net assets, end of period (millions)	$37.9		$37.6		$24.6		$17.6		$15.7		$9.6
Ratios to average net assets:
Ratio of expenses	1.30%	(c)	1.30%		1.30%		1.30%		1.30%		1.30%
Ratio of expenses without reimbursement	1.57%	(c)	1.63%		1.83%		1.96%		2.34%		4.21%
Ratio of net investment income (loss)	(0.04%	)(c)	(0.02%	)	(0.03%	)	(0.19%	)	(0.09%	)	0.12%
Ratio of net investment loss
without reimbursement	(0.30%	)(c)	(0.35%	)	(0.56%	)	(0.85%	)	(1.14%	)	(2.79% )
Portfolio turnover rate	19%	(b)	47%		44%		47%		39%		61%

(a)	Less than .005 per share.
(b)	Calculated on a non-annualized basis.
(c)	Calculated on an annualized basis.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Six-Month
	Period Ended
	May 31, 2014		Year Ended November 30,
	(Unaudited)		2013	2012	2011		2010	2009
BOND FUND

Net Asset Value, Beginning of Period	$11.91		$11.95	$11.33	$11.54		$11.16	$9.24
Income from Investment Operations
Net investment income	0.23		0.41	0.41	0.42		0.34	0.63
Net realized and unrealized gains (losses)
on investments	0.13		(0.03)	0.67 (a)	(0.17	)(a)	0.46 (a)	2.01
Total from Investment Operations	0.36		0.38	1.08	0.25		0.80	2.64
Less Distributions
Distributions from net investment income	(0.23)		(0.40)	(0.43)	(0.40)		(0.34)	(0.72)
Distributions from net realized gains	(0.03)		(0.02)	(0.03)	(0.06)		(0.08)	–
Total Distributions	(0.26)		(0.42)	(0.46)	(0.46)		(0.42)	(0.72)

Net Asset Value, End of Period	$12.01		$11.91	$11.95	$11.33		$11.54	$11.16

Total Return	3.07%	(b)	3.24%	9.70%	2.16%		7.33%	30.05%

Ratios/Supplemental Data
Net assets, end of period (millions)	$3,249.1		$2,252.1	$1,292.3	$656.0		$437.5	$134.2
Ratios to average net assets:
Ratio of expenses	0.73%	(c)	0.74%	0.78%	0.80%		0.80%	0.75%
Ratio of expenses without reimbursement	0.73%	(c)	0.74%	0.78%	0.84%		0.87%	1.20%
Ratio of net investment income	4.12%	(c)	3.73%	3.90%	3.89%		3.52%	6.40%
Ratio of net investment income
without reimbursement	4.12%	(c)	3.73%	3.90%	3.86%		3.44%	5.95%
Portfolio turnover rate	8%	(b)	33%	16%	14%		10%	85%

(a)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions.
(b)	Calculated on a non-annualized basis.
(c)	Calculated on an annualized basis.

See Notes to Financial Statements.

ADDITIONAL INFORMATION (Unaudited)

THOMPSON IM FUNDS

DIRECTORS	INVESTMENT ADVISOR
John W. Feldt - Chairman	Thompson Investment Management, Inc.
George E. Austin	918 Deming Way
Patricia Lipton	Madison, Wisconsin 53717
Jason L. Stephens
John W. Thompson	DISTRIBUTOR
Quasar Distributors, LLC
OFFICERS	615 East Michigan Street
John W. Thompson, CFA	Milwaukee, Wisconsin 53202
President and Chief Executive Officer
Jason L. Stephens, CFA	TRANSFER AGENT
Vice President	U.S. Bancorp Fund Services, LLC
James T. Evans, CFA	615 East Michigan Street
Vice President	Milwaukee, Wisconsin 53202
Penny M. Hubbard
Chief Financial Officer and Treasurer	INDEPENDENT REGISTERED
Nedra S. Pierce	PUBLIC ACCOUNTING FIRM
Chief Compliance Officer	Cohen Fund Audit Services, Ltd.
Lesley T. Bailey	1350 Euclid Avenue, Suite 800
Secretary	Cleveland, OH 44115
Sarah M. Baumgartner
Assistant Secretary	LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

The Statement of Additional Information contains additional information about the directors and officers of Thompson IM Funds, Inc. and is available without charge, upon request, by calling 1-800-999-0887.

Proxy Voting Policy

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds actually voted proxies during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-800-999-0887, through the Funds’ website at www.thompsonim.com and on the SEC’s website at www.sec.gov.

Information About Portfolio Securities

The Funds file complete schedules of their portfolio holdings with the Securities and Exchange Commission for the Funds’ first and third quarters of its fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You may also review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-800-SEC-0330. The Funds’ Forms N-Q are also available without charge, upon request, by calling 1-800-999-0887.

Item 2. Code of Ethics.

     Not required in Semi-Annual Reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

     Not required in Semi-Annual Reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

     Not required in Semi-Annual Reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

     Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

     The required Schedules of Investments in securities of unaffiliated issuers is included as part of the Registrant’s Semi-Annual Report to shareholders dated as of May 31, 2014 provided under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

     Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

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Item 11. Controls and Procedures.

(a)	Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)	Change in Internal Controls Over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

     The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit
12(a)(1)

The Code of Ethics for the Registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer referred to in Item 2 was filed as Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR filed on January 28, 2005, and is incorporated herein by reference

12(a)(2)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

12(a)(2)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

12(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 24th day of July, 2014.

THOMPSON IM FUNDS, INC.

By:	/s/ John W. Thompson
John W. Thompson, Chief Executive
Officer and President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 24th day of July, 2014.

By:	/s/ John W. Thompson
John W. Thompson, Chief Executive
Officer and President (Principal
Executive Officer)

By:	/s/ Penny Hubbard
Penny Hubbard, Chief Financial
Officer (Principal Financial Officer)

4